UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-01728

Nicholas Fund, Inc.
(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2018

Date of reporting period: 03/31/2018

Item 1. Report to Stockholders.

ANNUAL REPORT

March 31, 2018

NICHOLAS FUND, INC.

WWW.NICHOLASFUNDS.COM

NICHOLAS FUND, INC.

May 2018

Dear Fellow Shareholders:

     The U.S economy seems to be on a Goldilocks path as economic growth has improved, unemployment continues to fall, interest rates remain low, and inflation remains tame. Corporate profits have continued to grow and profit margins remain at high levels. Also, we believe the fiscal stimulus from the tax reform act should further help profits and growth. This environment has led the market to hit all-time highs in January 2018. The current bull market has lasted over nine years now and is the second longest bull market without a 20% correction. Concerns for investors are rising interest rates due to the federal reserve normalizing policy, and potential inflation as commodity prices rise. Also, the current state of trade discussions and geopolitical issues could weigh on the market.

     Returns for Nicholas Fund, Inc. and selected indices are provided in the chart below for the period ended March 31, 2018.

			Average Annual Total Return
	1	Year	3	Year	5	Year	10	Year	40	Year
Nicholas Fund, Inc.	10.11%		3.38%		10.50%		10.83%		12.42%
Standard & Poor’s 500 Index	13.99%		10.78%		13.31%		9.49%		11.95%
Consumer Price Index	2.36%		1.87%		1.44%		1.57%		3.48%
Ending value of $10,000 invested
in Nicholas Fund, Inc.	$11,011		$11,047		$16,474		$27,965		$1,079,800
Fund’s Expense Ratio
(from 07/31/17 Prospectus): 0.72%

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns are reduced by expenses while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

     As of March 31, 2018, the Fund held 58 stocks with a cash position of approximately 4%. Sector weightings of the Fund were as follows: 27% information technology, 17% consumer discretionary, 14% industrials, 14% health care, 10% financials, 5% consumer staples, 3% materials, 3% real estate, and 2% energy.

     The Fund’s performance for the year ended March 31, 2018 was driven by strong returns in the information technology, financial, and industrial sectors. Detracting from performance were the consumer staples and health care sectors. During the period, investors favored deep cyclical companies such as Caterpillar Inc and Deere & Company, and growth stocks over more steady and consistent companies such as those in health care and consumer staples, as the former were able to show better growth due to the stable economic conditions around the world. High growth technology stocks were the star performers in the markets for the period as were aerospace and defense stocks such as Boeing and Lockheed Martin. The Fund’s underperformance for the period was due to its smaller weighting of these sectors and types of stocks during the period. Fund holdings that helped performance during the year included Mastercard Incorporated, Copart, Inc., Thermo Fisher Scientific Inc., Microsoft Corporation and Charles Schwab Corporation. Fund

holdings that held back performance included CBS Corporation, Newell Brands Inc., Allergan plc, W.W. Grainger, Inc. and Walgreens Boots Alliance, Inc. As of the fiscal year end, the Fund no longer held Allergan, Newell Brands or W.W. Grainger.

     Looking forward, we believe the market remains optimistic around synchronized global growth, easing regulatory burden, and fiscal stimulus. After this long bull run, and with the potential for rising interest rates we remain cautiously optimistic about future returns, albeit at a slower pace than that of the last few years. We continue to be committed to our philosophy of investing in and holding for the long term high-quality, stable growth companies selling for fair valuations.

Thank you for your continued support.

Mutual fund investing involves risk. Principal loss is possible. Investing in small and medium sized companies involves greater risks than those associated with investing in large company stocks, such as business risk, stock price fluctuations and liquidity.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Please refer to the Schedule of Investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Diversification does not assure a profit or protect against loss in a declining market.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Consumer Price Index represents changes in prices of all goods and services purchased for consumption by urban households. One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NICHOLAS FUND, INC. AND S&P 500 INDEX

     The line graph which follows compares the initial account value and subsequent account value at the end of each of the most recently completed ten fiscal years of the Fund, to the same investment over the same periods in the S&P 500 Index. The graph assumes a $10,000 investment in the Fund and the index at the beginning of the period.

     The Fund’s average annual total returns for the one-, five- and ten-year periods ended on the last day of the most recent fiscal year are as follows:

	One Year Ended	Five Years Ended	Ten Years Ended
	March 31, 2018	March 31, 2018	March 31, 2018
Average Annual Total Return	10.11%	10.50%	10.83%

     Past performance is not predictive of future performance, and the above graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Financial Highlights (NICSX)
For a share outstanding throughout each period

		Years Ended March 31,
	2018	2017	2016	2015	2014
NET ASSET VALUE, BEGINNING OF PERIOD	$65.52	$61.78	$71.57	$65.28	$55.01
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income	.29 (1)	.37 (1)	.44	.22	.14
Net gain (loss) on securities (realized
and unrealized)	5.90	5.59	(6.35)	11.93	13.23
Total from investment operations	6.19	5.96	(5.91)	12.15	13.37
LESS DISTRIBUTIONS
From net investment income	(.41)	(.44)	(.39)	(.21)	(.33)
From net capital gain	(9.20)	(1.78)	(3.49)	(5.65)	(2.77)
Total distributions	(9.61)	(2.22)	(3.88)	(5.86)	(3.10)
NET ASSET VALUE, END OF PERIOD	$62.10	$65.52	$61.78	$71.57	$65.28

TOTAL RETURN	10.11%	9.87%	(8.68)%	19.51%	24.78%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$2,695.8	$2,850.4	$3,274.3	$3,650.5	$2,716.4
Ratio of expenses to average net assets	.72%	.72%	.72%	.72%	.73%
Ratio of net investment income
to average net assets	.46%	.58%	.65%	.34%	.26%
Portfolio turnover rate	18.40%	40.90%	28.84%	21.94%	24.66%

(1) Computed based on average shares outstanding.

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Equity Portfolio Holdings
March 31, 2018 (unaudited)

Percentage
Name	of Net Assets
Thermo Fisher Scientific Inc.	3.41%
Mastercard Incorporated – Class A	3.31%
Charles Schwab Corporation (The)	3.31%
Cisco Systems, Inc.	3.09%
Microsoft Corporation	3.05%
CBRE Group, Inc.	2.99%
Apple Inc.	2.74%
Cintas Corporation	2.63%
Intel Corporation	2.51%
LKQ Corporation	2.35%
Total of top ten	29.39%

Sector Diversification (as a percentage of portfolio)
March 31, 2018 (unaudited)

Fund Expenses
For the six month period ended March 31, 2018 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and
(2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the
Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	09/30/17	03/31/18	10/01/17 - 03/31/18
Actual	$1,000.00	$1,051.30	$3.66
Hypothetical	1,000.00	1,021.43	3.61
(5% return before expenses)

*

Expenses are equal to the Fund’s six-month annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Schedule of Investments
March 31, 2018

Shares or
Principal
Amount		Value
COMMON STOCKS — 95.66%
	Consumer Discretionary – Durables & Apparel — 1.42%
165,000	Mohawk Industries, Inc.*	$38,316,300
	Consumer Discretionary – Media — 1.76%
924,000	CBS Corporation – Class B	47,484,360
	Consumer Discretionary – Retailing — 10.65%
35,800	Amazon.com, Inc.*	51,814,772
270,000	Home Depot, Inc. (The)	48,124,800
1,667,782	LKQ Corporation*	63,292,327
209,976	O’Reilly Automotive, Inc.*	51,943,863
480,000	TJX Companies, Inc. (The)	39,148,800
160,000	Ulta Beauty, Inc.*	32,683,200
		287,007,762
	Consumer Discretionary – Services — 2.81%
250,000	McDonald’s Corporation	39,095,000
635,000	Starbucks Corporation	36,760,150
		75,855,150
	Consumer Staples – Food & Staples Retailing — 1.52%
625,000	Walgreens Boots Alliance, Inc.	40,918,750
	Consumer Staples – Food, Beverage & Tobacco — 3.78%
700,000	Mondelez International, Inc. – Class A	29,211,000
255,000	PepsiCo, Inc.	27,833,250
450,000	Philip Morris International Inc.	44,730,000
		101,774,250
	Energy — 1.54%
1,700,000	Enterprise Products Partners L.P.	41,616,000
	Financials – Banks — 1.14%
350,000	East West Bancorp, Inc.	21,889,000
445,000	KeyCorp	8,699,750
		30,588,750
	Financials – Diversified — 5.45%
304,505	Affiliated Managers Group, Inc.	57,728,058
1,710,000	Charles Schwab Corporation (The)	89,296,200
		147,024,258
	Financials – Insurance — 3.58%
415,000	Aon plc	58,236,950
280,000	Chubb Limited	38,295,600
		96,532,550

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
March 31, 2018

Shares or
Principal
Amount		Value
COMMON STOCKS — 95.66% (continued)
	Health Care – Equipment & Services — 3.89%
800,000	Boston Scientific Corporation*	$21,856,000
300,100	Laboratory Corporation of America Holdings*	48,541,175
430,000	Medtronic Public Limited Company	34,494,600
		104,891,775
	Health Care – Pharmaceuticals,
	Biotechnology & Life Sciences — 10.05%
89,500	Biogen Inc.*	24,506,890
315,000	Celgene Corporation*	28,101,150
400,000	Gilead Sciences, Inc.	30,156,000
215,000	Johnson & Johnson	27,552,250
150,887	Merck & Co., Inc.	8,218,815
1,000,000	Pfizer Inc.	35,490,000
72,500	Regeneron Pharmaceuticals, Inc.*	24,966,100
445,688	Thermo Fisher Scientific Inc.	92,016,744
		271,007,949
	Industrials – Capital Goods — 7.07%
940,000	Fastenal Company	51,314,600
650,000	Fortive Corporation	50,388,000
195,000	Honeywell International Inc.	28,179,450
411,100	Snap-on Incorporated	60,653,694
		190,535,744
	Industrials – Commercial & Professional Services — 5.90%
415,000	Cintas Corporation	70,790,700
1,106,000	Copart, Inc.*	56,328,580
270,000	Equifax Inc.	31,808,700
		158,927,980
	Industrials – Transportation — 1.47%
114,576	AMERCO	39,540,178
	Information Technology – Hardware & Equipment — 5.83%
440,000	Apple Inc.	73,823,200
1,945,000	Cisco Systems, Inc.	83,421,050
		157,244,250
	Information Technology – Semiconductors &
	Semiconductor Equipment — 3.63%
1,300,000	Intel Corporation	67,704,000
300,000	Skyworks Solutions, Inc.	30,078,000
		97,782,000

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
March 31, 2018

Shares or
Principal
Amount		Value
COMMON STOCKS — 95.66% (continued)
	Information Technology – Software & Services — 17.99%
60,500	Alphabet Inc. – Class A*	$62,423,295
125,000	Black Knight, Inc.*	5,887,500
240,000	Facebook, Inc. – Class A*	38,349,600
340,000	Gartner, Inc.*	39,990,800
195,000	International Business Machines Corporation	29,918,850
510,000	Mastercard Incorporated – Class A	89,331,600
900,000	Microsoft Corporation	82,143,000
240,000	salesforce.com, inc.*	27,912,000
165,000	ServiceNow, Inc.*	27,299,250
450,000	Visa Inc. – Class A	53,829,000
220,000	Workday, Inc.*	27,964,200
		485,049,095
	Materials — 3.19%
320,000	Albemarle Corporation	29,676,800
1,420,802	Ball Corporation	56,420,047
		86,096,847
	Real Estate — 2.99%
1,705,000	CBRE Group, Inc.*	80,510,100
	TOTAL COMMON STOCKS (cost $1,606,915,099)	2,578,704,048

SHORT-TERM INVESTMENTS — 4.36%
	U.S. Government Securities – 2.96%
$65,000,000	U.S. Treasury Bill 04/12/2018, 1.558%	64,969,500
15,000,000	U.S. Treasury Bill 04/19/2018, 1.681%	14,987,579
		79,957,079
	Money Market Funds – 1.40%
22,512,872	Invesco Treasury Portfolio Short-Term Investments Trust
	(Institutional Class), 7-day net yield 1.59%	22,512,872
15,194,217	Morgan Stanley Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield 1.58%	15,194,217
		37,707,089
	TOTAL SHORT-TERM INVESTMENTS
	(cost $117,664,168)	117,664,168
	TOTAL INVESTMENTS
	(cost $1,724,579,267) – 100.02%	2,696,368,216
	LIABILITIES, NET OF OTHER ASSETS – (0.02)%	(547,594)
	TOTAL NET ASSETS
	(basis of percentages disclosed above) – 100%	$2,695,820,622
* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
March 31, 2018

ASSETS
Investments in securities at value (cost $1,724,579,267)	$2,696,368,216
Receivables —
Dividend and interest	1,722,451
Capital stock subscription	18,150
Total receivables	1,740,601
Other	127,636
Total assets	2,698,236,453

LIABILITIES
Payables —
Investment securities purchased	676,887
Due to adviser —
Management fee	1,523,354
Accounting and administrative fee	52,043
Total due to adviser	1,575,397
Other payables and accrued expense	163,547
Total liabilities	2,415,831
Total net assets	$2,695,820,622

NET ASSETS CONSIST OF
Paid in capital	$1,660,564,822
Net unrealized appreciation on investments	971,788,949
Accumulated undistributed net realized gain on investments	60,564,086
Accumulated undistributed net investment income	2,902,765
Total net assets	$2,695,820,622

NET ASSET VALUE PER SHARE ($.50 par value,
200,000,000 shares authorized), offering price
and redemption price (43,409,344 shares outstanding)	$62.10

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended March 31, 2018

INCOME
Dividend	$31,447,675
Interest	1,401,555
Total income	32,849,230

EXPENSES
Management fee	18,175,079
Transfer agent fees	691,558
Accounting and administrative fees	618,271
Custodian fees	140,926
Printing	131,528
Postage and mailing	101,920
Insurance	86,580
Registration fees	48,099
Directors’ fees	41,513
Audit and tax fees	31,150
Accounting system and pricing service fees	24,486
Legal fees	9,239
Other operating expenses	30,559
Total expenses	20,130,908
Net investment income	12,718,322

NET REALIZED GAIN ON INVESTMENTS	230,546,375

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
ON INVESTMENTS	27,031,387
Net realized and unrealized gain on investments	257,577,762
Net increase in net assets resulting from operations	$270,296,084

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended March 31, 2018 and 2017

	2018	2017
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
Net investment income	$12,718,322	$17,874,321
Net realized gain on investments	230,546,375	277,358,008
Change in net unrealized
appreciation/depreciation on investments	27,031,387	(16,348,703)
Net increase in net
assets resulting from operations	270,296,084	278,883,626

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(17,187,813)	(20,671,574)
From net realized gain on investments	(389,682,184)	(84,471,947)
Total distributions	(406,869,997)	(105,143,521)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued
(875,365 and 2,060,580 shares, respectively)	55,970,312	129,431,066
Reinvestment of distributions
(6,207,383 and 1,601,141 shares, respectively)	382,995,795	99,459,594
Cost of shares redeemed
(7,174,761 and 13,157,964 shares, respectively)	(456,992,987)	(826,556,118)
Change in net assets derived
from capital share transactions	(18,026,880)	(597,665,458)
Total decrease in net assets	(154,600,793)	(423,925,353)

NET ASSETS
Beginning of period	2,850,421,415	3,274,346,768
End of period (including accumulated
undistributed net investment income of
$2,902,765 and $7,477,776, respectively)	$2,695,820,622	$2,850,421,415

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
March 31, 2018

(1) Summary of Significant Accounting Policies —
Nicholas Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment
Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official
Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value, which is calculated as of the close of regular trading on the New York Stock Exchange. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term investments purchased at par are valued at cost, which approximates market value. Short-term investments purchased at a premium or discount are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value
Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.
ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions,

Notes to Financial Statements (continued)
March 31, 2018

spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the
Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 –
Common Stocks(1)	$2,578,704,048
Money Market Funds	37,707,089
Level 2 –
U.S. Government Securities	79,957,079
Level 3 –
None	—
Total	$2,696,368,216
(1) See Schedule of Investments for further detail by industry.

There were no transfers between levels during the year ended March 31, 2018 and the Fund did not hold any Level 3 investments during the year.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d) Provision has not been made for federal income taxes or excise taxes since the
Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(e) Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least semiannually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may

Notes to Financial Statements (continued)
March 31, 2018

differ from U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character. At March 31, 2018, reclassifications were recorded to decrease accumulated undistributed net investment income and increase accumulated undistributed net realized gain on investments by $105,520.

The tax character of distributions paid during the years ended March 31, 2018 and
2017 was as follows:

	03/31/2018	03/31/2017
Distributions paid from:
Ordinary income	$17,187,813	$20,671,574
Long-term capital gain	389,682,184	84,471,947
Total distributions paid	$406,869,997	$105,143,521

As of March 31, 2018, investment cost for federal tax purposes was
$1,717,786,621 and the tax basis components of net assets were as follows:

Unrealized appreciation	$1,018,930,019
Unrealized depreciation	(40,348,424)
Net unrealized appreciation	978,581,595
Undistributed ordinary income	3,633,038
Accumulated undistributed
net realized capital gains	62,835,632
Other temporary differences	(9,794,465)
Paid in capital	1,660,564,822
Net assets	$2,695,820,622

The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to holdings in partnership interests and deferral of wash sales losses.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of March 31, 2018. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the year ended March
31, 2018. At March 31, 2018, the fiscal years 2015 through 2018 remain open to examination in the Fund’s major tax jurisdictions.

(f) The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the
Financial Accounting Standards Board ASC 946, “Financial Services – Investment
Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g) In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

Notes to Financial Statements (continued)
March 31, 2018

(h) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and
Liabilities of March 31, 2018. There have been no material subsequent events since
March 31, 2018 that would require adjustment to or additional disclosure in these financial statements.

(2) Related Parties —
(a) Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value up to and including $50 million and 0.65% of the average net asset value in excess of $50 million.

The Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including
$2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to
$50,000 for such services.

(b) Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the
Fund. The Fund incurred expenses of $4,489 for the year ended March 31, 2018 for legal services rendered by this law firm.

(3) Investment Transactions —
For the year ended March 31, 2018, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $487,140,243 and $802,576,875, respectively.

Report of Independent Registered Public Accounting Firm

To the shareholders and Board of Directors of Nicholas Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Nicholas Fund, Inc. (the “Fund”), including the schedule of investments, as of March 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Nicholas investment companies since 1977.

Historical Record
(unaudited)

		Net
		Investment				Dollar	Growth of
	Net	Income		Capital Gain		Weighted	an Initial
	Asset Value	Distributions		Distributions		Price/Earnings	$10,000
	Per Share	Per Share		Per Share		Ratio(2)	Investment(3)
July 14, 1969(1)	$6.59	$—		$—		—	$10,000
March 31, 1985	29.24	0.6420		1.5760		13.2 times	69,858
March 31, 1986	35.26	0.5750		0.6100		15.8	87,699
March 31, 1987	39.94	0.8820		0.1870		16.3	102,387
March 31, 1988	32.15	1.8400		4.0340		14.1	98,557
March 31, 1989	35.27	1.0250		0.4510		13.2	113,155
March 31, 1990	37.72	0.9240		1.0540		14.9	127,360
March 31, 1991	42.99	0.7900		0.2250		16.9	149,180
March 31, 1992	49.68	0.6790		0.8240		19.4	178,011
March 31, 1993	52.91	0.6790		2.0420		18.5	200,098
March 31, 1994	51.10	0.8175		1.0470		16.7	200,182
March 31, 1995	52.22	0.7070		3.3170		17.2	221,970
March 31, 1996	63.81	0.5650		4.0945		21.0	293,836
March 31, 1997	67.11	0.4179		5.3166		21.7	336,973
March 31, 1998	93.98	0.3616		5.8002		30.0	508,762
March 31, 1999	85.20	0.5880		8.2716		31.7	509,446
March 31, 2000	84.56	0.3114		5.9433		37.3	543,813
March 31, 2001	54.11	0.1900		19.2500		26.6	452,780
March 31, 2002	53.74	0.2360		—		23.8	451,627
March 31, 2003	40.37	0.1585		—		16.4	340,547
March 31, 2004	56.14	0.0905		—		19.4	474,406
March 31, 2005	60.05	0.0678		0.4100		19.4	511,476
March 31, 2006	61.49	0.2512		5.3194		18.4	574,151
March 31, 2007	57.85	0.8173		4.3310		16.6	588,783
March 31, 2008	45.03	0.2283		9.9501		17.4	550,664
March 31, 2009	27.71	0.1714		4.6096		12.1	376,093
March 31, 2010	44.00	0.0939		—		19.1	598,760
March 31, 2011	48.18	0.0297		3.7458		17.9	716,234
March 31, 2012	47.85	0.1844		3.3515		18.7	769,243
March 31, 2013	55.01	0.0144		2.6127		20.1	934,800
March 31, 2014	65.28	0.3265		2.7697		21.0	1,166,414
March 31, 2015	71.57	0.2066		5.6554		21.5	1,393,972
March 31, 2016	61.78	0.3937		3.4892		16.8	1,272,980
March 31, 2017	65.52	0.4386		1.7763		22.2	1,398,599
March 31, 2018	62.10	0.4061	(a)	9.2027	(b)	23.9	1,539,955

(1)	Date of Initial Public Offering.
(2)	Based on latest 12 months accomplished earnings.
(3)	Assuming reinvestment of all distributions.
(a)	Paid $0.1764 on June 7, 2017 to shareholders of record on June 6, 2017.
Paid $0.2297 on December 27, 2017 to shareholders of record on December 26, 2017.
(b)	Paid $5.1774 on June 7, 2017 to shareholders of record on June 6, 2017.
Paid $4.0253 on December 27, 2017 to shareholders of record on December 26, 2017.

Approval of Investment Advisory Contract
(unaudited)

A discussion of the Approval by the Board of Directors of the Fund’s Investment Advisory
Contract can be found in the Fund’s Semiannual Report dated September 30, 2017.

Information on Proxy Voting
(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling
800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional
Information, which can be found on the SEC’s website, www.sec.gov. A record of how the
Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Directors and Officers of the Fund
(unaudited)

The following table sets forth the pertinent information about the Fund’s directors and officers as of March 31, 2018. Unless otherwise listed, the business address of each director and officer is 411 East Wisconsin Avenue, Milwaukee, WI 53202.

Number of
		Term of		Portfolios
	Positions	Office and	Principal	in Fund	Other
	Held	Length of	Occupations	Complex	Directorships
	With	Time	During Past	Overseen	Held
Name and Age	Fund	Served	5 Years	by Director	by Director
INTERESTED DIRECTOR
David O. Nicholas, CFA	President,	(3), 1 year	President, Chief	4	None
– 56(1)(2)	Director and		Executive Officer,
	Lead		Chief Investment
	Portfolio		Officer and Director,
	Manager		Nicholas Company,
Inc., the Adviser
to the Fund. He has
been the Portfolio
Manager of Nicholas
Limited Edition, Inc. and
Nicholas II, Inc. (since
March 1993), Lead
Portfolio Manager of the
Fund and Portfolio
Manager of Nicholas
Equity Income Fund, Inc.
(since August 2016).
DISINTERESTED DIRECTORS
John A. Hauser – 59	Director	(3), 1 year	Private Investor,	5	None
Senior Vice
President – Trust and
Community Relations,
Nicolet Bank, October
2016 to December 2016.
Senior Vice President –
Director of Wealth Services,
April 2016 to October 2016.
Prior to its acquisition by
Nicolet Bank in April 2016,
Mr. Hauser served in
various senior management
roles for Baylake Bank
from 1984 to 2008 and
from 2009 to April 2016.

Directors and Officers of the Fund (continued)
(unaudited)

Number of
		Term of		Portfolios
	Positions	Office and	Principal	in Fund	Other
	Held	Length of	Occupations	Complex	Directorships
	With	Time	During Past	Overseen	Held
Name and Age	Fund	Served	5 Years	by Director	by Director
Timothy P. Reiland, CFA	Director	(3), 1 year	Private Investor,	5	None
– 61			Consultant,
Chairman, Musicnotes,
Inc., October 2001 to
present. Investment
Analyst from 1987 to
October 2001, Tucker
Anthony Incorporated,
a brokerage firm.
Jay H. Robertson – 66	Director	(3), 15 years	Private Investor,
			April 2000 to present.	5	None
Chairman of the Board
of Robertson-Ryan and
Associates, Inc., an
insurance brokerage firm
from 1993 to March 2000.
Term of
	Positions	Office and
	Held	Length of
	With	Time
Name and Age	Fund	Served	Principal Occupations During Past 5 Years
OFFICERS
David L. Johnson, CFA	Executive	Annual,	Executive Vice President, Nicholas Company, Inc.,
– 76(2)	Vice	38 years	the Adviser to the Fund.
President
Lynn S. Nicholas, CFA	Senior	Annual,	Senior Vice President, Nicholas Company, Inc.,
– 61(2)	Vice	32 years	the Adviser to the Fund.
President
Lawrence J. Pavelec, CFA	Senior	Annual,	Executive Vice President, Secretary and Chief
– 59	Vice	13 years	Operating Officer, Nicholas Company, Inc., the
	President		Adviser to the Fund, and employed by the Adviser
	and		since April 2003. He has been Portfolio Manager
	Secretary		for Nicholas High Income Fund, Inc. since
April 2008.
Jennifer R. Kloehn, CPA	Senior Vice	Annual,	Executive Vice President, Treasurer, Chief
– 44	President,	2 years	Financial Officer and Chief Compliance Officer,
	Treasurer		Nicholas Company, Inc. the Adviser to the Fund.
	and Chief		Compliance Officer and Assistant Vice President
	Compliance		from July 2004 to April 2016.
Officer

Directors and Officers of the Fund (continued)
(unaudited)

Term of
	Positions	Office and
	Held	Length of
	With	Time
Name and Age	Fund	Served	Principal Occupations During Past 5 Years
Michael L. Shelton, CFA,	Vice	Annual,	Senior Vice President, Nicholas Company, Inc.,
CPA – 46	President,	2 years	the Adviser to the Fund and Lead Portfolio
	and		Manager of Nicholas Equity Income Fund, Inc.
	Co-Portfolio		(since August 2016). He served as Co-Portfolio
	Manager		Manager of Nicholas Equity Income Fund, Inc.
from April 2016 to August 2016.
Candace L. Lesak, CFP	Vice	Annual,	Employee, Nicholas Company, Inc., the Adviser to
– 60	President	32 years	the Fund.

(1)

David O. Nicholas is the only director of the Fund who is an “interested person” of the Fund, as that term is defined in the 1940 Act. Mr. Nicholas is a Director of the Adviser and owns 60% of the outstanding voting securities of the Adviser.

(2)	David O. Nicholas and Lynn S. Nicholas are siblings. David L. Johnson is their uncle.
(3)	Until duly elected or re-elected at a subsequent annual meeting of the Fund.

The Fund’s Statement of Additional Information includes additional information about the Fund directors and is available, without charge, upon request, by calling 800-544-6547 or 414-276-0535.

Privacy Policy

(unaudited)

     Nicholas Fund, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Automatic Investment Plan — An Update
(unaudited)

The Nicholas Family of Funds’ Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods so that investments are made through several market cycles.

	Nicholas Fund
$1,000 initial investment on	07/14/69	*	03/31/08
Number of years investing $100 each month
following the date of initial investment	48.7		10
Total cash invested	$59,500		$13,000
Total dividend and capital gain distributions reinvested .	$1,969,406		$8,885
Total full shares owned at 03/31/18	37,993		412
Total market value at 03/31/18	$2,359,404		$25,606

The results above assume purchase on the last day of the month. The Nicholas Automatic
Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

*Date of Initial Public Offering.

Nicholas Funds Services Offered

(unaudited)

•	IRAs
	•	Traditional	•	SIMPLE
	•	Roth	•	SEP

  Coverdell Education Accounts

  Automatic Investment Plan

  Direct Deposit of Dividend and Capital Gain Distributions

  Systematic Withdrawal Plan

  Monthly Automatic Exchange between Funds

  Telephone Purchase and Redemption

  Telephone Exchange

  24-hour Automated Account Information (800-544-6547)

  24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (800-544-6547).

Directors and Officers

DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

DAVID L. JOHNSON, Executive Vice President

LYNN S. NICHOLAS, Senior Vice President

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

MICHAEL L. SHELTON, Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I. Covered Officers/Purpose of the Code

     The Nicholas Family of Funds code of ethics (this “Code”) for the investment companies within the complex (collectively, “Funds” and each, “Company”) applies to the Company’s Principal Executive Officer and Principal Financial Officer (the “Covered Officers” each of whom are set forth in Exhibit A) for the purpose of promoting:

  honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

  full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Company;

  compliance with applicable laws and governmental rules and regulations;

  the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

  accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

     Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his or her service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his position with the Company.

     Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as “affiliated persons” of the Company. The Company’s and the investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds’ Boards of Directors (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

* * *

Each Covered Officer must:

not use his or her personal influence or personal relationships improperly to influence decisions or financial reporting by the Company whereby the Covered Officer benefit personally to the detriment of the Company;
not cause the Company to take action, or fail to take action, for the individual personal benefit the Covered Officer rather than the benefit of the Company;
not use material non-public knowledge of portfolio transactions made or contemplated for the to trade personally or cause others to trade personally in contemplation of the market of such transactions;
report, at least annually:

officer and director positions in corporations, public or private, for profit or not for profit, or in which the Covered Officer or any of his or her immediate family members holds 5% or more of its outstanding stock;

  Positions as a trustee, executor or other fiduciary;

  Ownership interest in any broker-dealer or bank;

  Transactions between the Covered Officer and any of the Nicholas Family of Funds, the Nicholas Company or any company in which any director of any of the Nicholas Family of Funds is an officer or director.

  Situations in which any immediate family member of the Covered Employee is an officer, director or employee of any company in which any officer or director of the Nicholas Company or any of the Nicholas Family of Funds is a director or executive officer.

     There are some conflict of interest situations that should always be discussed with the appropriate officer if material. If the matter involves Jennifer R. Kloehn, she should discuss the matter with David O. Nicholas. If the matter involves any other person, that person should discuss the matter with Jennifer R. Kloehn. In each case, the officer with whom such matter is discussed is encouraged to review the matter with counsel to the Company. Examples of these include:

  service as a director on the board of any public company;

  the receipt of any non-nominal gifts;

  the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

  any ownership interest in, or any consulting or employment relationship with, any of the Company’s service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;

  a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III.	Disclosure and Compliance
Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Company;

each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company’s directors and auditors, and to governmental regulators and self-regulatory organizations;

  each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds files with, or submits to, the SEC and in other public communications made by the Funds; and

  it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

Each Covered Officer must:

  promptly after adoption of the Code or thereafter as applicable upon becoming a Covered Officer, affirm in writing to the Board that he or she has received, read, and understands the Code;

  annually thereafter affirm to the Board that he or she has complied with the requirements of the Code;

  not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

  notify the appropriate person promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code. Each Covered Officer should notify Jennifer R.
  Kloehn unless the person violating the Code is Jennifer R. Kloehn, in which case such person should notify David O. Nicholas. In each case, each Covered Officer is encouraged to also contact counsel to the Fund.

     Jennifer R. Kloehn is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation; provided that if the situation involves Jennifer R. Kloehn directly, then Mr. David O. Nicholas is responsible for applying the Code to her and he has authority to interpret the Code with respect to such application. Both Jennifer R. Kloehn and David O. Nicholas are encouraged to discuss the matter with counsel to the Fund. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the independent directors.

The Company will follow these procedures in investigating and enforcing this Code:

  Jennifer R. Kloehn or David O. Nicholas, with the advice of counsel will take all appropriate action to investigate any potential violations reported to her or him;

  if, after such investigation, the officer making such investigation believes that no violation has occurred, they are not required to take any further action;

  any matter that the officer making the investigation believes is a violation will be reported to the independent directors;

  if the independent directors concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

  the independent directors will be responsible for granting waivers, as appropriate; and

  any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds’ adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds’ and their investment adviser’s codes of ethics under Rule 17j-1 under the Investment Company Act and the adviser’s more detailed policies and procedures are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

     Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent directors.

VII. Confidentiality

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel, the appropriate Company and the Nicholas Company.

VIII. Internal Use

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Company, as to any fact, circumstance, or legal conclusion.

The undersigned, the duly elected secretary of the funds (the "Funds"), does hereby certify that the foregoing Code of Ethics (the "Code") is in the form adopted by the Board of Directors of each such Fund at which such person is the secretary, at a meeting duly called and convened on October 28, 2016, at which meeting all of the members of the Board of Directors, including all of the directors who are not "interested persons" of each such Fund, as such term is defined under the Investment Company Act of 1940, voted in favor of adoption of such Code presented at that meeting, and that the Code, in such form, as amended, has been adopted or will be ratified by all of the directors of each such Fund, including all of the directors of each such Fund who are not "interested persons" of the Fund.

Dated: November 22, 2016

Affirmed: November 29, 2017

/s/ Lawrence J. Pavelec
Lawrence J. Pavelec, Secretary
Nicholas Fund, Inc.
Nicholas II, Inc.
Nicholas High Income Fund, Inc.
Nicholas Equity Income Fund, Inc.
Nicholas Limited Edition, Inc.
Nicholas Money Market Fund, Inc.

Exhibit A
Persons Covered by this Code of Ethics
The Nicholas Company	David O. Nicholas	Jennifer R. Kloehn
Nicholas Fund, Inc.	David O. Nicholas	Jennifer R. Kloehn
Nicholas II, Inc.	David O. Nicholas	Jennifer R. Kloehn
Nicholas Limited Edition, Inc.	David O. Nicholas	Jennifer R. Kloehn
Nicholas High Income Fund, Inc.	David O. Nicholas	Jennifer R. Kloehn
Nicholas Equity Income Fund, Inc.	David O. Nicholas	Jennifer R. Kloehn

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that Mr. Timothy P. Reiland, an independent director, qualifies as an audit committee financial expert as that term is defined for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Fund's principal accountant (the "Auditor") for the audit of the Fund's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $25,100 in 2018 and $24,100 in 2017.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the Auditor to the Fund that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $6,050 in 2018 and $6,994 in 2017. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed for professional services rendered by the Auditor to the Fund's investment adviser were approximately $17,700 in 2017 and $17,000 in 2016. These services were for the audit of the investment adviser for the adviser's fiscal year ended 10/31/2017 and 10/31/2016, respectively.

(e) (1) Audit Committee Pre-Approval Policies and Procedures. The Fund's Board of Director's has not adopted any pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. The Fund's Board of Directors meets with the Auditors and management to review and authorize the Auditor's engagements for audit and non-audit services to the Fund and its Adviser prior to each engagement.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A
(c)	N/A
(d)	N/A

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed in each of the last two fiscal years by the Auditor for services rendered to the Fund or the Fund's investment adviser that provides ongoing services.

(h)	No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: May 30, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: May 30, 2018

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: May 30, 2018